Deferred income tax - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax
Deferred income tax asset, net	$ 80,740	$ 91,677
Deferred income tax liability, net	(39,994)	(43,064)
Deferred tax liability (asset)	$ (40,746)	$ (48,613)	$ (101,449)